Financial assets at fair value through other comprehensive income (Details) - Financial assets at fair value through other comprehensive income, category [member]	12 Months Ended
	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 EUR (€)
Disclosure of financial assets [line items]
Balance at January 1,	€ 258,566
Additions			€ 258,566
Disposals	(276,330)
Exchange differences	17,764
Balance at December 31,			€ 258,566
Game Play Network Inc | Komisium Ltd
Disclosure of financial assets [line items]
Disposals	€ 276,330	$ 300,000